Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
(Loss) profit before tax	$ (1,768,078)	$ 14,657
Adjustments to reconcile (loss) profit
Depreciation expenses	95,869	90,248
Gain on disposal of property, plant and equipment	14,821
Depreciation expenses-right-of-use assets	48,397	110,903
Amortization expenses	29,507	7,782
Provision for allowance for valuation loss of inventories	712
Share-based payment	1,134,787	65,856
Interest income	(12,035)	(75,150)
Finance costs	137,437	210,043
Changes in operating assets
Accounts receivable	(1,850,731)	(6,687,451)
Other receivables	(195,639)	175,922
Inventories	15,411	(274,781)
Prepayments	(472,904)	(98,426)
Other non-current assets	62,731
Changes in operating liabilities
Current contract liabilities	85,716	85,797
Accounts payable	1,215,841	5,571,251
Other payables	(333,748)	(462,224)
Other current liabilities	1,087,518	(1,813)
Cash flows used in operations	(704,388)	(1,267,386)
Interest received	12,035	75,150
Interest paid	(137,437)	(210,043)
Net cash flows used in operating activities	(829,790)	(1,402,279)
Cash flows from investing activities
Advance to financial assets at amortized cost	(49,107)	(37,036)
Addition of guarantee deposits		(123,156)
Other advances		(2,110,639)
Advances to related parties		(278,645)
Purchases of property, plant and equipment	(3,413,023)	(171,359)
Purchases of intangible assets		(20,767)
Net cash flows used in investing activities	(3,462,130)	(2,741,602)
Cash flows from financing activities
Proceeds from short-term bank loans	1,892,919	14,160,713
Repayments of short-term loans	(1,763,398)	(9,987,319)
Payment on lease liabilities	(48,341)	(102,402)
Proceeds from long-term bank loans	4,154,746	688,142
Repayments of long-term bank loans	(1,556,940)	(137,437)
Advances from the director	3,290,037
Repayment of director’s loan	(1,629,992)
Deferred IPO Cost		(138,807)
Net cash flows from financing activities	4,339,031	4,482,890
Effect of foreign exchange rate changes	450,233	(78,120)
Net increase in cash and cash equivalents	497,344	260,889
Cash and cash equivalents at beginning of period	97,669	649,106
Cash and cash equivalents at end of period	$ 595,013	$ 909,995